Investment Objectives and Goals - LifeX Durable Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARYLifeX Durable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LifeX Durable Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal. There can be no assurance that the Fund will achieve its investment objective.